Capital Management	12 Months Ended
Dec. 31, 2021
Capital Management

26. Capital Management

The Company’s capital management objectives are:

●	to ensure the Company’s ability to continue as a going concern;
●	to fund projects from raising capital from equity placements rather than long-term borrowings;
●	to increase the value of the assets of the business; and
●	to provide an adequate return to shareholders in the future when new or existing exploration assets are taken into production.

These objectives will be achieved by maintaining and adding value to existing extraction projects and identifying new exploration projects, adding value to these projects and ultimately taking them through to production and cash flow, either with partners or by the Company’s means.

The Company sets the amount of capital in proportion to its overall financing structure (i.e. equity and financial liabilities). The Company manages the capital structure and makes adjustments to it in the light of changes in economic conditions and the risk characteristics of the underlying assets.

The Company is not subject to any externally imposed capital requirements.

Patagonia Gold Corp.

Notes to the Consolidated Financial Statements

For the Years Ended December 31, 2021, 2020 and 2019

(In thousands of U.S. dollars unless otherwise stated)

The Company’s capital as at December 31, 2021 and 2020 is as follows:

	December 31,	December 31,
	2021	2020
	$’000	$’000
Bank indebtedness	$6,706	$9,636
Loan payable and current portion of long-term debt	517	363
Long-term debt	255	109
Long-term debt with related parties	15,507	14,808
Shareholders’ equity attributable to the parent	19,088	22,700
Total	$42,073	$47,616